Loans - Loans Individually and Collectively Evaluated for Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	$ 83,176	$ 92,233
Loans individually evaluated for impairment	48,144	56,564
Loans collectively evaluated for impairment	35,032	35,669
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	15,194	18,064
Loans individually evaluated for impairment	15,120	18,039
Loans collectively evaluated for impairment	74	25
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	28,426	18,142
Loans individually evaluated for impairment	28,426	18,142
Loans collectively evaluated for impairment	0	0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	1,866	1,324
Loans individually evaluated for impairment	1,866	1,324
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	15	100
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	15	100
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	28	52
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	28	52
Commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	2,732	19,059
Loans individually evaluated for impairment	2,732	19,059
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	25,992	27,607
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	25,992	27,607
HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	3,186	2,618
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	3,186	2,618
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	1,517	1,202
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	1,517	1,202
Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	4,220	4,065
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	$ 4,220	$ 4,065